Expense Example - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Risk Parity Fund - Fidelity Risk Parity Fund	Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 79
3 years	365
5 years	697
10 years	$ 1,636